Non-Operating Income (Expenses), Net (Tables)	12 Months Ended
Mar. 31, 2024
Non-Operating Income (Expenses), Net [Abstract]
Schedule of Non-operating Income (expenses), net	Non-operating income (expenses), net consist of the following:
	Year ended March 31,
	2022	2023	2024
Dividend income from marketable securities	$974	$1,093	$1,506
Interest income from bank deposits	245	282	669
Unrealized gain (loss) from marketable securities	872	(3,973)	952
Realized gain from sales of marketable securities	1,073	581	—
Rental income, net of depreciation charges	2,209	1,328	498
Others	(65)	116	409
Non-operating income (expenses), net	$5,308	$(573)	$4,034